Consolidated Statements of Cash Flows (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash received equity method investments	€ 128.1	€ 99.9	€ 89.2
Land and buildings reclassification			54.7
Funding provided for tooling equity method investment
Additions related to non-cash transfers	€ 203.7	€ 184.1	€ 191.6